Earnings per Share	12 Months Ended
Dec. 31, 2024
Earnings per Share [Abstract]
Earnings per Share

14.

Earnings per Share
All common

shares issued

(including the

restricted shares

issued under

the Company’s

incentive plans)
are

the

Company’s

common

stock

and

have

equal

rights

to

vote

and

participate

in

dividends.

The
calculation of basic earnings per share does not treat the non-vested shares (not considered participating securities) as outstanding until the time/service-based

vesting restriction has lapsed.
The dilutive effect on
unexercised warrants that are

in-the-money, is computed using the treasury stock

method which assumes
that the proceeds

upon exercise of

these warrants are

used to purchase

common shares at

the average
market

price

for

the

period.

Incremental

shares

are

the

number

of

shares

assumed

issued

under

the
treasury stock

method weighted for

the periods the

non-vested shares

were outstanding. In

2024, 2023,
and 2022,

there were
2,698,994 , 1,710,513

and
3,257,861

incremental shares

included in

the denominator
of

the

diluted

earnings

per

share

calculation.

Securities

that

could

potentially

dilute

basic

earnings

per
share in the future but

were not included in the computation of

diluted earnings per share—because their
inclusion would have

been anti-dilutive—consist of

any incremental shares

from unexercised warrants

that
were

out

of

the

money

during

the

reporting

period

and

any

incremental shares

resulting

from

the

non-
vested

restricted

share

awards.

During

the

years

ended

December

31,

2024

and

2023,

the

number

of
common shares that could potentially be

issued in connection with unexercised warrants that

were out of
the

money

for

a

portion

of

the

respective

period

was
390,132
,

and
nil
,

respectively.

There

were
no
outstanding securities

during the

year ended

December 31,

2022 that

could potentially

dilute basic

earnings
per share.

During the

years ended

December 31,

2024, 2023

and 2022,

the number

of common

shares
that

could

potentially

be

issued

in

connection

with

non-vested

restricted

share

awards

was
469,525 ,
109,089

and
nil , respectively.
Net income attributable to common stockholders is adjusted

by the dividends on Series B Preferred Stock
and the gain on warrants to calculate the diluted earnings per share.

2024 2023 2022
Net income $ 12,746 $ 49,844 $ 119,063
Dividends on series B preferred shares (5,769) (5,769) (5,769)
Net income attributable to common stockholders $ 6,977 $ 44,075 $ 113,294
Weighted average number of common shares, basic 115,956,249 100,166,629 80,061,040
Earnings per share, basic $ 0.06 $ 0.44 $ 1.42
Net income $ 12,746 $ 49,844 $ 119,063
Dividends on series B preferred shares (5,769) (5,769) (5,769)
Gain on warrants (719) (1,583) -
Adjusted net income attributable to common
stockholders
$ 6,258 $ 42,492 $ 113,294
Weighted average number of common shares, basic 115,956,249 100,166,629 80,061,040
Incremental shares

2,698,994 1,710,513 3,257,861
Weighted average number of common shares, diluted

118,655,243 101,877,142 83,318,901
Earnings per share, diluted $ 0.05 $ 0.42 $ 1.36